Redeemable Convertible Preferred Shares - Movements in Redeemable Convertible Preferred Shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	¥ 2,743,144
Redemption value accretion	116,308
Foreign currency translation adjustment	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,933,086)
Balance at the end of the period	0
Series A-2 Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	102,743
Redemption value accretion	3,041
Foreign currency translation adjustment	2,747
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)
Balance at the end of the period	0
Series B Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	446,889
Redemption value accretion	15,642
Foreign currency translation adjustment	11,870
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(474,401)
Balance at the end of the period	0
Series C Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	2,193,512
Redemption value accretion	97,625
Foreign currency translation adjustment	59,017
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,350,154)
Balance at the end of the period	¥ 0